QCI Balanced Fund

Schedule of Investments

As of September 30, 2021
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 16.39%

Communication Services - 1.71%
Verizon Communications, Inc.	$ 985,000	4.125%	3/16/2027	$1,115,480
				1,115,480
Consumer Discretionary - 1.68%
Anheuser-Busch Cos. LLC	505,000	3.650%	2/1/2026	554,508
Lowe's Cos., Inc.	500,000	3.375%	9/15/2025	540,613
				1,095,121
Energy - 0.87%
Chevron Corp.	535,000	2.895%	3/3/2024	564,074
				564,074
Financials - 4.78%
Bank of America Corp.	1,115,000	0.891%	2/5/2026	1,129,875
JP Morgan Chase & Co.	1,030,000	3.900%	7/15/2025	1,127,922
US Bancorp	785,000	3.600%	9/11/2024	848,921
				3,106,718
Industrials - 2.58%
Deere & Co.	1,045,000	2.750%	4/15/2025	1,104,879
Norfolk Southern Corp.	565,000	2.300%	5/15/2031	570,113
				1,674,992
Information Technology - 3.46%
Apple, Inc.	1,065,000	2.450%	8/4/2026	1,127,626
Microsoft Corp.	1,015,000	3.300%	2/6/2027	1,121,619
				2,249,245
Utilities - 1.31%
Duke Energy Corp.	805,000	2.650%	9/1/2026	849,293
				849,293

Total Corporate Bonds (Cost $10,683,518)				10,654,923

FEDERAL AGENCY OBLIGATIONS - 11.86%
Federal Home Loan Mortgage Corp.	2,080,000	0.250%	6/26/2023	2,079,189
Federal National Mortgage Association	1,315,000	2.000%	1/5/2022	1,321,496
Federal National Mortgage Association	2,145,000	2.625%	9/6/2024	2,277,733
Federal National Mortgage Association	1,950,000	1.875%	9/24/2026	2,032,700

Total Federal Agency Obligations (Cost $7,513,905)				7,711,117

UNITED STATES TREASURY NOTES - 8.41%
United States Treasury Note	1,705,000	1.625%	11/15/2022	1,733,905
† United States Treasury Note	300,000	0.125%	11/30/2022	299,977
† United States Treasury Note	250,000	0.125%	12/31/2022	249,961
United States Treasury Note	3,020,000	2.375%	8/15/2024	3,182,797

Total United States Treasury Notes (Cost $5,403,418)				5,466,639

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2021
			Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - 1.72%
	New York State Urban Development Corp.		$ 750,000	3.270%	3/15/2028	$815,355
	New York State Urban Development Corp.		285,000	3.320%	3/15/2029	305,215

	Total Municipal Bonds (Cost $1,040,230)					1,120,570

CALL OPTIONS PURCHASED - 0.38%
			Exercise	Strike	Notional
Call Options - 0.38%		Contracts	Date	Price	Value
*	CBOE Market Volatility
	Call Option	700	1/19/2022	$ 30.00	$ 1,619,800	248,500

	Total Call Options Purchased (Premiums Received $224,110)					248,500

REAL ESTATE INVESTMENT TRUST - 0.67%

Real Estate - 0.67%					Shares
	Americold Realty Trust				15,000	435,750

	Total Real Estate Investment Trust (Cost $499,506)					435,750

PREFERRED STOCK - 0.74%
			Interest	Maturity
Utilities - 0.74%			Rate	Date	Shares
	NextEra Energy, Inc.		6.219%	8/31/2025	9,419	481,405

	Total Preferred Stock (Cost $467,838)					481,405

COMMON STOCKS - 51.75%

Communication Services - 4.83%					Shares
*	Alphabet, Inc. - Class C				400	1,066,124
*	Facebook, Inc. - Class A				1,771	601,060
*	The Walt Disney Co.				4,170	705,439
	Verizon Communications, Inc.				14,225	768,292
						3,140,915
Consumer Discretionary - 7.92%
*	Amazon.com, Inc.				552	1,813,342
*	Booking Holdings, Inc.				438	1,039,755
	McDonald's Corp.				2,733	658,954
	Starbucks Corp.				4,942	545,152
	The Home Depot, Inc.				1,815	595,792
	The TJX Cos., Inc.				7,538	497,357
						5,150,352
Consumer Staples - 3.98%
	Constellation Brands, Inc.				3,585	755,324
	PepsiCo, Inc.				4,905	737,761
	The Procter & Gamble Co.				5,285	738,843
	Walmart, Inc.				2,539	353,886
						2,585,814

						(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2021
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Energy - 2.99%
	Chevron Corp.	7,625	$773,556
	Enbridge, Inc.	14,658	583,388
	Exxon Mobil Corp.	10,000	588,200
			1,945,144
Financials - 10.78%
	Bank of America Corp.	20,886	886,611
*	Berkshire Hathaway, Inc. - Class B	5,000	1,364,700
	Chubb Ltd.	3,075	533,451
	JP Morgan Chase & Co.	5,046	825,980
	Manning & Napier, Inc.	175,000	1,597,750
	Mastercard, Inc.	2,000	695,360
	Regions Financial Corp.	30,630	652,725
	The PNC Financial Services Group, Inc.	2,326	455,059
			7,011,636
Health Care - 6.87%
	Abbott Laboratories	6,064	716,340
*	Exact Sciences Corp.	1,838	175,437
	Humana, Inc.	1,227	477,487
*	Illumina, Inc.	798	323,677
*	Incyte Corp.	7,000	481,460
	Johnson & Johnson	6,022	972,553
	Roche Holding AG	17,000	772,990
	Zoetis, Inc.	2,816	546,698
			4,466,642
Industrials - 4.49%
	General Dynamics Corp.	3,000	588,090
*	Southwest Airlines Co.	11,539	593,451
*	The Boeing Co.	5,000	1,099,700
*	The LS Starrett Co.	10,878	135,866
	United Parcel Service, Inc.	2,742	499,318
			2,916,425
Information Technology - 8.80%
	Apple, Inc.	10,500	1,485,750
*	Check Point Software Technologies Ltd.	6,000	678,240
	Microsoft Corp.	5,000	1,409,600
	NVIDIA Corp.	2,212	458,238
	QUALCOMM, Inc.	2,609	336,509
*	ServiceNow, Inc.	800	497,816
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,909	548,090
	Universal Display Corp.	1,818	310,805
			5,725,048
Utilities - 1.09%
	NextEra Energy, Inc.	9,000	706,680
			706,680

	Total Common Stocks (Cost $22,992,098)		33,648,656
			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 7.20%

Commodity - 1.60%
* SPDR Gold Shares	6,340	$1,041,155
		1,041,155
Fixed Income - 2.26%
Schwab US TIPS ETF	23,506	1,471,006
		1,471,006
Mortgage-Backed - 3.34%
Vanguard Mortgage-Backed Securities ETF	40,762	2,172,207
		2,172,207

Total Exchange-Traded Products (Cost $4,582,266)		4,684,368

SHORT-TERM INVESTMENT - 1.80%
Fidelity Institutional Money Market Funds -
Government Portfolio, 0.01% §	1,170,596	1,170,596

Total Short-Term Investment (Cost $1,170,596)		1,170,596

Total Value of Investments (Cost $54,577,485) - 100.92%		$65,622,524

Liabilities in Excess of Other Assets - (0.92)%		(598,708)

Net Assets - 100.00%		$65,023,816

* Non-income producing investment
§ Represents 7 day effective yield on September 30, 2021.
† All or a portion of security is segregated as collateral for derivatives.

		(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2021

Summary of Investments
by Sector	% of Net
	Assets	Value
Corporate Bonds:
Communication Services	1.71%	$ 1,115,480
Consumer Discretionary	1.68%	1,095,121
Energy	0.87%	564,074
Financials	4.78%	3,106,718
Industrials	2.58%	1,674,992
Information Technology	3.46%	2,249,245
Utilities	1.31%	849,293
Federal Agency Obligations	11.86%	7,711,117
United States Treasury Notes	8.41%	5,466,639
Municipal Bonds	1.72%	1,120,570
Call Options Purchased	0.38%	248,500
Real Estate Investment Trust:
Real Estate	0.67%	435,750
Preferred Stock:
Utilities	0.74%	481,405
Common Stocks:
Communication Services	4.83%	3,140,915
Consumer Discretionary	7.92%	5,150,352
Consumer Staples	3.98%	2,585,814
Energy	2.99%	1,945,144
Financials	10.78%	7,011,636
Health Care	6.87%	4,466,642
Industrials	4.49%	2,916,425
Information Technology	8.80%	5,725,048
Utilities	1.09%	706,680
Exchange-Traded Products:
Commodity	1.60%	1,041,155
Fixed Income	2.26%	1,471,006
Mortgage-Backed	3.34%	2,172,207
Short-Term Investment	1.80%	1,170,596
Liabilities in Excess of Other Assets	-0.92%	(598,708)
Total Net Assets	100.00%	$ 65,023,816